Goldman Sachs Absolute Return Tracker Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	92 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofAML Three-Month U.S. Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.62%
MSCI World Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.14%	11.82%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.71%	5.40%	4.91%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.90%	3.89%	3.61%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.87%	3.54%	3.29%